Organization (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Organization
Accumulated deficit	$ 110,876,561	$ 122,705,967	$ 112,015,577
Cash, cash equivalents and marketable securities to fund operations	$ 32,500,000	$ 67,800,000
Maximum period before funds are not sufficient to sustain operations	12 months